ORGANIZATION AND DESCRIPTION OF BUSINESS - Organization (Details)	Oct. 01, 2012	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Aug. 01, 2012 shares	Dec. 07, 2011 $ / shares shares
Organization and Description of Business
Common stock, shares authorized		200,000,000	200,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		100,000,000
Preferred stock, par value | $ / shares		$ 0.0001
Common Stock
Organization and Description of Business
Reverse stock split ratio	1.5
Reverse stock split time to effectuate	1 year
2012 Plan | Common Stock
Organization and Description of Business
Shares reserved for issuance under plan				20,000,000
American Strategic Minerals Corporation
Organization and Description of Business
Common stock, shares authorized					200,000,000
Common stock, par value | $ / shares					$ 0.0001
Preferred stock, shares authorized					100,000,000
Preferred stock, par value | $ / shares					$ 0.0001